Tax - Tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 2,068	£ 2,152	£ (1,199)
Taxation at UK corporation tax rate	516	506	(228)
Impact of taxing overseas profits at different rates	(116)	(20)	(75)
UK banking surcharge	5	5	(47)
– movements in unrecognised deferred tax	149	(81)	(268)
– adjustments in respect of prior periods	147	58	93
– loss (gain) on business disposals	60	(74)	0
– local taxes and overseas withholding taxes	56	19	4
– UK and European bank levies	45	78	50
– provisions for fines and penalties	12	23	3
– other	4	25	(5)
– deductions for AT1 coupon payments	(64)	(60)	(55)
– movements in provisions for uncertain tax positions	(20)	(11)	(110)
– effect of (profits)/losses in associates and joint ventures	(7)	5	5
– non-taxable income and gains	(2)	(21)	(93)
– impact of held for sale adjustments	0	(25)	47
– impact of changes in tax rates	0	0	33
Total tax expense	£ 785	£ 427	£ (646)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate	25.00%	23.50%	19.00%
Impact of taxing overseas profits at different rates	(5.60%)	(0.90%)	6.30%
UK banking surcharge	0.002	0.002	0.039
– movements in unrecognised deferred tax	7.20%	(3.80%)	22.40%
– adjustments in respect of prior periods	7.10%	2.70%	(7.80%)
– loss (gain) on business disposals	0.029	(0.034)	0
– local taxes and overseas withholding taxes	2.70%	0.90%	(0.30%)
– UK and European bank levies	0.022	0.036	(0.042)
– provisions for fines and penalties	0.60%	1.10%	(0.30%)
– other	0.20%	1.20%	0.40%
– deductions for AT1 coupon payments	(0.031)	(0.028)	0.046
– movements in provisions for uncertain tax positions	(1.00%)	(0.50%)	9.20%
– effect of (profits)/losses in associates and joint ventures	(0.30%)	0.20%	(0.40%)
– non-taxable income and gains	(0.10%)	(1.00%)	7.80%
– impact of held for sale adjustments	0.00%	(1.20%)	(3.90%)
– impact of changes in tax rates	0.00%	0.00%	(2.80%)
Average effective tax rate	38.00%	19.80%	53.90%